Schedule of Investments (unaudited)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
Boeing Co. (The), 2.70%, 05/01/22(a)	$75	$75,374

Agriculture — 1.9%
Altria Group Inc., 2.85%, 08/09/22(a)	580	586,316
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	125	126,029
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	160	161,824
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 02/07/22)(b)	500	511,030
		1,385,199
Airlines — 4.0%
American Airlines Group Inc., 5.00%, 06/01/22(a)(b)	908	913,548
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	8	7,565
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	1,000	1,000,130
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	140	141,669
United Airlines Holdings Inc., 4.25%, 10/01/22	900	907,074
		2,969,986
Apparel — 0.2%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	155	156,062
Auto Manufacturers — 3.8%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	225	225,781
3.34%, 03/28/22 (Call 02/28/22)	125	125,036
3.35%, 11/01/22	425	428,043
3.55%, 10/07/22	260	262,470
4.25%, 09/20/22	250	253,497
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	415	418,034
3.45%, 04/10/22 (Call 03/03/22)	385	385,885
3.55%, 07/08/22(a)	720	728,561
		2,827,307
Banks — 10.2%
Citigroup Inc., 4.05%, 07/30/22	515	523,513
Cooperatieve Rabobank U.A., 3.95%, 11/09/22(a)	675	690,673
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	1,230	1,252,669
Deutsche Bank AG/New York NY
3.30%, 11/16/22	775	787,276
Series D, 5.00%, 02/14/22	225	225,301
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	125	125,752
First-Citizens Bank & Trust Co., 5.00%, 08/15/22	1,485	1,513,735
Morgan Stanley, 4.88%, 11/01/22	900	926,244
Natwest Group PLC, 6.13%, 12/15/22	920	955,696
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 03/03/22)	50	50,106
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	105	105,647
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	475	480,971
		7,637,583
Beverages — 0.0%
Molson Coors Beverage Co., 3.50%, 05/01/22	35	35,254

Biotechnology — 1.0%
Biogen Inc., 3.63%, 09/15/22	275	279,400
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	450	454,878
		734,278
Chemicals — 2.4%
Cabot Corp., 3.70%, 07/15/22	125	126,619
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	375	384,941
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)(a)	400	403,320

	Par
Security	(000)	Value

Chemicals (continued)
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	$390	$395,982
NewMarket Corp., 4.10%, 12/15/22	225	230,886
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	125	126,239
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	100	101,274
		1,769,261
Commercial Services — 3.6%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	205	207,292
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	365	370,230
IHS Markit Ltd., 5.00%, 11/01/22 (Call 08/01/22)(b)	900	917,838
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	1,100	1,035,111
PayPal Holdings Inc., 2.20%, 09/26/22(a)	50	50,482
Verisk Analytics Inc., 4.13%, 09/12/22	100	101,951
		2,682,904
Computers — 1.1%
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	50	50,110
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	675	687,575
HP Inc., 4.05%, 09/15/22	100	101,911
		839,596
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 07/01/22	155	157,357
Air Lease Corp., 2.63%, 07/01/22 (Call 06/01/22)	750	754,147
Ally Financial Inc., 4.63%, 05/19/22	75	75,874
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	125	125,024
Discover Financial Services, 3.85%, 11/21/22(a)	200	204,692
Intercontinental Exchange Inc., 2.35%, 09/15/22
(Call 08/15/22)(a)	125	126,025
International Lease Finance Corp., 5.88%, 08/15/22	650	667,069
Morgan Stanley Domestic Holdings Inc., 2.95%, 08/24/22 (Call 07/24/22)	505	510,111
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 02/23/22)(b)	585	586,217
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	605	609,931
		3,816,447
Electric — 8.4%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	100	100,890
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22
(Call 09/15/22)	150	151,896
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)	100	100,596
DTE Energy Co.
2.25%, 11/01/22	125	126,161
Series H, 0.55%, 11/01/22	300	299,454
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	255	256,765
3.05%, 08/15/22 (Call 05/15/22)	275	276,320
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	125	125,882
3.13%, 11/15/22 (Call 10/15/22)	325	329,231
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	400	403,544
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 03/03/22)	50	50,067
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	301	302,701
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	175	175,765
FirstEnergy Corp., Series A, 3.35%, 07/15/22 (Call 05/15/22)	1,126	1,125,077
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	225	227,142
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 02/11/22)	800	799,792
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)	150	151,837

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	$335	$338,320
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(a)	900	908,784
		6,250,224
Electronics — 0.4%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	62	62,000
Avnet Inc., 4.88%, 12/01/22	100	102,925
Jabil Inc., 4.70%, 09/15/22	160	163,501
		328,426
Environmental Control — 0.1%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	100	100,877

Food — 3.6%
Campbell Soup Co., 2.50%, 08/02/22(a)	175	176,556
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	150	151,569
Kraft Heinz Foods Co., 3.50%, 06/06/22(a)	990	995,633
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	555	559,856
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)(a)	230	232,045
Mondelez International Inc., 0.63%, 07/01/22	355	354,908
Sysco Corp., 2.60%, 06/12/22(a)	35	35,234
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	175	175,836
		2,681,637
Health Care - Products — 0.3%
DH Europe Finance II Sarl, 2.05%, 11/15/22	205	206,810
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 03/03/22)	50	50,109
		256,919
Health Care - Services — 2.8%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	400	403,680
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	950	964,478
3.13%, 05/15/22	50	50,344
CommonSpirit Health, 2.95%, 11/01/22	175	177,193
Dignity Health, 3.13%, 11/01/22	125	126,638
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	175	177,656
3.15%, 12/01/22 (Call 09/01/22)	155	157,027
		2,057,016
Holding Companies - Diversified — 0.1%
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)(a)	60	60,364

Home Builders — 2.1%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)(a)	100	101,237
KB Home, 7.50%, 09/15/22	900	930,564
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)(a)	345	351,700
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	170	171,938
		1,555,439
Home Furnishings — 0.2%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	100	100,630
Whirlpool Corp., 4.70%, 06/01/22	50	50,635
		151,265
Household Products & Wares — 0.6%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	100	100,722
2.88%, 10/01/22	75	75,990
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	270	272,389
		449,101
Insurance — 0.9%
Alleghany Corp., 4.95%, 06/27/22	105	106,672
Aon Corp., 2.20%, 11/15/22(a)	180	181,814
Enstar Group Ltd., 4.50%, 03/10/22 (Call 03/03/22)	25	24,992
	Par
Security	(000)	Value

Insurance (continued)
Fidelity National Financial Inc., 5.50%, 09/01/22	$140	$143,716
Globe Life Inc., 3.80%, 09/15/22	80	81,414
Markel Corp., 4.90%, 07/01/22	100	101,623
WR Berkley Corp., 4.63%, 03/15/22	50	50,201
		690,432
Internet — 2.6%
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	435	436,731
Netflix Inc., 5.50%, 02/15/22	900	901,269
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	570	570,280
		1,908,280
Iron & Steel — 0.3%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	200	202,538

Leisure Time — 1.5%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(a)	1,100	1,106,655

Lodging — 1.4%
MGM Resorts International, 7.75%, 03/15/22	1,033	1,039,425

Machinery — 0.0%
CNH Industrial Capital LLC, 4.38%, 04/05/22	35	35,218

Manufacturing — 2.1%
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	125	126,865
Eaton Corp., 2.75%, 11/02/22	610	618,211
General Electric Co.
2.70%, 10/09/22	205	207,687
3.15%, 09/07/22(a)	500	506,400
Parker-Hannifin Corp., 3.50%, 09/15/22	105	106,721
		1,565,884
Media — 5.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22
(Call 05/23/22)	1,600	1,617,728
CSC Holdings LLC, 5.88%, 09/15/22	1,175	1,195,527
DISH DBS Corp., 5.88%, 07/15/22(a)	1,361	1,378,938
		4,192,193
Mining — 0.6%
Mountain Province Diamonds Inc., 8.00%, 12/15/22
(Call 02/11/22)(a)(b)	308	292,523
Southern Copper Corp., 3.50%, 11/08/22	140	142,464
		434,987
Office & Business Equipment — 0.4%
Xerox Corp., 4.07%, 03/17/22	324	323,951

Oil & Gas — 1.9%
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	1,200	1,206,024
Phillips 66, 4.30%, 04/01/22	125	125,778
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	102	102,575
		1,434,377
Packaging & Containers — 1.7%
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	675	684,059
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(b)	584	589,291
		1,273,350
Pharmaceuticals — 5.1%
AbbVie Inc.
2.30%, 11/21/22	690	696,990
2.90%, 11/06/22	500	507,170
3.20%, 11/06/22 (Call 09/06/22)	150	151,911

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.25%, 10/01/22 (Call 07/01/22)(a)	$305	$308,029
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	75	75,376
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	105	106,609
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	925	934,759
3.50%, 07/20/22 (Call 05/20/22)	480	484,200
4.75%, 12/01/22 (Call 09/01/22)	230	235,009
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	150	151,600
Viatris Inc., 1.13%, 06/22/22	180	180,248
		3,831,901
Pipelines — 6.5%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	230	231,605
Energy Transfer LP, 4.65%, 02/15/22	15	15,021
Energy Transfer LP/Regency Energy Finance Corp., 5.00%,
10/01/22 (Call 07/01/22)	655	665,794
Enterprise Products Operating LLC, 4.05%, 02/15/22	125	125,168
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22
(Call 06/01/22)	580	586,160
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	165	167,975
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	480	484,642
Plains All American Pipeline LP/PAA Finance Corp., 3.65%,
06/01/22 (Call 03/01/22)	175	175,355
Ruby Pipeline LLC, 8.00%, 04/01/22(b)	259	229,137
TransCanada PipeLines Ltd., 2.50%, 08/01/22	530	534,049
Western Midstream Operating LP, 4.00%, 07/01/22
(Call 04/01/22)	1,075	1,075,914
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	535	538,895
		4,829,715
Real Estate Investment Trusts — 2.8%
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	200	202,858
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	175	176,957
Service Properties Trust, 5.00%, 08/15/22 (Call 03/03/22)	1,176	1,171,896
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	365	369,891
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	125	127,431
		2,049,033
Retail — 0.7%
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 03/03/22)	93	93,220
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	50	50,481
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	100	100,434
Walgreen Co., 3.10%, 09/15/22	250	253,428
		497,563
Savings & Loans — 0.5%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	360	364,694

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	308	318,460

Software — 2.3%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	130	132,137
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	175	176,969
	Par/
	Shares
Security	(000)	Value
Software (continued)
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	$100	$100,247
2.50%, 10/15/22(a)	1,015	1,025,972
Roper Technologies Inc.
0.45%, 08/15/22	80	79,866
3.13%, 11/15/22 (Call 08/15/22)	180	182,221
		1,697,412
Telecommunications — 6.4%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	750	757,342
3.00%, 06/30/22 (Call 04/30/22)	265	266,460
Lumen Technologies Inc., Series T, 5.80%, 03/15/22(a)	1,296	1,299,396
Sprint Communications Inc., 6.00%, 11/15/22	1,472	1,516,381
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	356	358,727
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)	465	465,925
Vodafone Group PLC, 2.50%, 09/26/22	105	106,086
		4,770,317
Transportation — 0.8%
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	125	126,195
Ryder System Inc., 2.50%, 09/01/22 (Call 08/01/22)	330	332,769
Union Pacific Corp., 4.16%, 07/15/22 (Call 04/15/22)	125	125,925
		584,889
Total Corporate Bonds & Notes — 96.5%
(Cost: $72,076,431)		71,971,793

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	6,276	6,277,569
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	2,500	2,500,000
		8,777,569

Total Short-Term Investments — 11.8%
(Cost: $8,777,608)		8,777,569

Total Investments in Securities — 108.3%
(Cost: $80,854,039)		80,749,362

Other Assets, Less Liabilities — (8.3)%		(6,167,896)

Net Assets — 100.0%		$74,581,466

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,234,299	$44,659	(a)	$—		$(1,006)	$(383)	$6,277,569	6,276	$5,203	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,280,000	—		(780,000	)(a)	—	—	2,500,000	2,500	50		—
						$(1,006)	$(383)	$8,777,569		$5,253		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$71,971,793	$—	$71,971,793
Money Market Funds	8,777,569	—	—	8,777,569
	$8,777,569	$71,971,793	$—	$80,749,362

4